UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 East Wisconsin Avenue
         Milwaukee, WI  53202

13F File Number:  28-00229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark G. Doll
Title:     President
Phone:     414-665-3336

Signature, Place, and Date of Signing:

/s/ Mark G. Doll     Milwaukee, WI     May 11, 2005


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-01096               Frank Russell Trust Company
28-01190               Frank Russell Company
28-05583               Northwestern Investment Management Company,  LLC
28-10206               Mason Street Advisors,  LLC
28-11160               Northwestern Mutual Trust Company